Financial Risk Management (Tables)	6 Months Ended
Jun. 30, 2019
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Summary of Effect of Foreign Currency Derivatives Impacts in Consolidated Income Statement and Statement of Comprehensive Income/(Loss)

The table below details the effect of foreign currency derivatives in the Unaudited Interim Income Statement and the Unaudited Interim Statement of Comprehensive Income / (Loss):

		Three months	Three months	Six months	Six months
		ended June 30,	ended June 30,	ended June 30,	ended June 30,
(In millions of Euros)	Notes	2019	2018	2019	2018
Derivatives that do not qualify for hedge accounting
Included in Other gains / (losses) – net
Realized gains / (losses) on foreign currency derivatives – net	7	2	(1)	4	(2)
Unrealized (losses) / gains on foreign currency derivatives – net (A)	7	(1)	5	1	4
Derivatives that qualify for hedge accounting
Included in Revenue
Realized (losses) / gains on foreign currency derivatives – net	7	(1)	2	(2)	4
Unrealized (losses) on foreign currency derivatives – net	7	—	(1)	—	(1)
Included in Other gains / (losses) – net
Realized losses on foreign currency derivatives – net	7	(1)	(2)	(1)	(1)
Unrealized gains / (losses) on foreign currency derivatives – net	7	—	—	—	—
Included in other comprehensive income / (loss)
Unrealized gains / (losses) on foreign currency derivatives – net		1	(22)	(7)	(11)
Gains / (Losses) reclassified from cash flow hedge reserve to Consolidated Income Statement		1	(1)	2	(3)

(A) Gains or losses on the hedging instruments are expected to offset losses or gains on the underlying hedged forecasted sales that will be reflected in future periods when these sales are recognized.